Goldman Sachs Multi-Strategy Alternatives Fund Performance Management - Class P Shares [Member] - Goldman Sachs Multi-Strategy Alternatives Fund	Oct. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class P Shares from year to year; and (b) how the average annual total returns of the Fund’s Class P Shares compare to those of a regulatorily required broad-based securities market index (Bloomberg Global Aggregate Index (Gross, USD, Hedged)) (the “Regulatory Benchmark”) and the ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged) (the “Performance Benchmark”). The Investment Adviser measures the Fund’s performance against the Performance Benchmark. The Fund has included in the table below the performance of the Regulatory Benchmark, which represents a broader measure of market performance, to comply with regulatory requirements. For additional information about these benchmark indices, please see “Additional Performance and Benchmark Information” on page 12 of the Prospectus.The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Through September 22, 2023, the Fund had been known as the Goldman Sachs Multi-Manager Alternatives Fund, and certain of its strategies differed. Starting September 23, 2023, performance reflects the Fund’s new principal investment strategies. Performance information set forth below reflects the Fund’s former strategies prior to that date. Updated performance information is available at no cost at am.gs.com or by calling the appropriate phone number on the back cover of the Prospectus. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class P Shares from year to year; and (b) how the average annual total returns of the Fund’s Class P Shares compare to those of a regulatorily required broad-based securities market index (Bloomberg Global Aggregate Index (Gross, USD, Hedged)) (the “Regulatory Benchmark”) and the ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged) (the “Performance Benchmark”). The Investment Adviser measures the Fund’s performance against the Performance Benchmark. The Fund has included in the table below the performance of the Regulatory Benchmark, which represents a broader measure of market performance, to comply with regulatory requirements. For additional information about these benchmark indices, please see “Additional Performance and Benchmark Information” on page 12 of the Prospectus.
Performance Additional Market Index [Text]	The Investment Adviser measures the Fund’s performance against the Performance Benchmark. The Fund has included in the table below the performance of the Regulatory Benchmark, which represents a broader measure of market performance, to comply with regulatory requirements.
Bar Chart [Heading]	CALENDAR YEAR (CLASS P)
Bar Chart Closing [Text Block]	During the periods shown in the chart above:ReturnsQuarter endedBest Quarter Return6.04%June 30, 2020Worst Quarter Return-5.35%June 30, 2024
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNFor the period ended December 31, 2025
Performance Table Narrative	Benchmark returns do not reflect any deductions for fees or expenses.After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Index No Deduction for Fees, Expenses, or Taxes [Text]	Benchmark returns do not reflect any deductions for fees or expenses.
Performance Availability Website Address [Text]	am.gs.com
Class P Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter Return
Highest Quarterly Return	6.04%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter Return
Lowest Quarterly Return	(5.35%)
Lowest Quarterly Return, Date	Jun. 30, 2024